Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Income or Loss Per Common and Preferred Share

	Years ended December 31,
Description	2022	2021	2020

Numerator
Loss for the year	(722,367)	(4,213,208)	(10,834,709)

Denominator
Weighted average number of common shares	928,965,058	928,965,058	928,965,058
Weighted average number of preferred shares	335,291,821	333,286,277	329,779,360
75 preferred shares	75	75	75
Weighted average number of equivalent preferred shares(a)	347,678,022	345,672,478	342,165,561
Weighted average number of equivalent common shares(b)	26,075,851,633	25,925,435,858	25,662,417,083
Weighted average number of presumed conversions	77,059,124	63,296,103	63,789,234
Weighted average number of shares that would have been issued at average market price	3,290,760	2,711,861	4,705,897

Basic loss per common share - R$	(0.03)	(0.16)	(0.42)
Diluted loss per common share - R$	(0.03)	(0.16)	(0.42)
Basic loss per preferred share - R$	(2.08)	(12.19)	(31.67)
Diluted loss per preferred share - R$	(2.08)	(12.19)	(31.67)

(a)    This refers to the participation in the value of the Company's total equity, calculated as if all 928,965,058 common shares had been converted into 12,386,201 preferred shares at the conversion ratio of 75 common shares for each preferred share.
(b)    This refers to the participation in the value of the Company's total equity, calculated as if the weighted average of preferred shares had been converted into common shares at the conversion ratio of 75 common shares for each one preferred share.